RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 20, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue from related parties		$ 2,440,000	$ 2,625,000	$ 4,866,000	$ 6,008,000	$ 29,198,000		$ 39,299,000	$ 47,512,000
Private Placement [Member]
Related Party Transaction [Line Items]
Number of stock sold, value	$ 2,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from related parties		109,000	$ 176,000	349,000	$ 394,000
Other receivables		187,000		187,000
Advanced working capital		415,000		415,000
Working capital				415,000
Stingray [Member]
Related Party Transaction [Line Items]
Revenue from related parties						600,000	$ 500,000	700,000	$ 500,000
Other receivables		$ 1,000		$ 1,000		269,000		218,000
AultAlliance Inc [Member]
Related Party Transaction [Line Items]
Other receivables								21,000
Ajesh Kapoor [Member] | Semi Cab Inc [Member]
Related Party Transaction [Line Items]
Other receivables						$ 712,000	$ 385,000
Principal amount								$ 712,000